UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-5896


                               Scudder Target Fund
                               -------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
                                -----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  07/31
                          -----

Date of reporting period:  10/31/04
                         ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Retirement Fund Series VII
Investment Portfolio as of October 31, 2004 (Unaudited)

-----------------------------------------------------------------------------------------------------------------

                                                                                       Shares           Value ($)
                                                                                ---------------------------------
Common Stocks 20.3%
Consumer Discretionary 2.2%
Media 1.1%
Comcast Corp. "A"*                                                                      2,200             63,888
Interpublic Group of Companies, Inc.*                                                   3,600             44,136
Time Warner, Inc.*                                                                      7,000            116,480
Viacom, Inc. "B"                                                                        2,574             93,925
                                                                                                      ----------
                                                                                                         318,429

Multiline Retail 0.4%
Dollar General Corp.                                                                    1,900             36,575
Target Corp.                                                                            1,800             90,036
                                                                                                      ----------
                                                                                                         126,611

Specialty Retail 0.7%
Sherwin-Williams Co.                                                                    1,000             42,720
Staples, Inc.                                                                           3,100             92,194
The Gap, Inc.                                                                           2,900             57,942
                                                                                                      ----------
                                                                                                         192,856

Consumer Staples 1.6%
Beverages 0.5%
Anheuser-Busch Companies, Inc.                                                            800             39,960
PepsiCo, Inc.                                                                           1,500             74,370
The Coca-Cola Co.                                                                       1,000             40,660
                                                                                                      ----------
                                                                                                         154,990

Food & Drug Retailing 0.4%
Safeway, Inc.*                                                                          1,700             31,008
Wal-Mart Stores, Inc.                                                                   1,500             80,880
                                                                                                      ----------
                                                                                                         111,888

Food Products 0.3%
Dean Foods Co.*                                                                           700             20,895
General Mills, Inc.                                                                       700             30,975
Hershey Foods Corp.                                                                       900             45,621
                                                                                                      ----------
                                                                                                          97,491

Personal Products 0.2%
Avon Products, Inc.                                                                     1,500             59,325
                                                                                                      ----------
Tobacco 0.2%
Altria Group, Inc.                                                                        900             43,614
                                                                                                      ----------
Energy 1.7%
Energy Equipment & Services 0.2%
Baker Hughes, Inc.                                                                      1,300             55,679
                                                                                                      ----------
Oil & Gas 1.5%
ChevronTexaco Corp.                                                                     1,700             90,202
Devon Energy Corp.                                                                        700             51,779
ExxonMobil Corp.                                                                        6,028            296,698
                                                                                                      ----------
                                                                                                         438,679

Financials 3.7%
Banks 1.0%
Bank of America Corp.                                                                   3,000            134,370
US Bancorp.                                                                             1,600             45,776
Wachovia Corp.                                                                          2,200            108,262
                                                                                                      ----------
                                                                                                         288,408

Capital Markets 0.7%
Lehman Brothers Holdings, Inc.                                                          1,000             82,150
Morgan Stanley                                                                          2,600            132,834
                                                                                                      ----------
                                                                                                         214,984

Diversified Financial Services 1.1%
Citigroup, Inc.                                                                         4,466            198,156
Fannie Mae                                                                                700             49,105
JPMorgan Chase & Co.                                                                    1,900             73,340
                                                                                                      ----------
                                                                                                         320,601

Insurance 0.9%
Ambac Financial Group, Inc.                                                               800             62,448
American International Group, Inc.                                                      1,550             94,101
Hartford Financial Services Group, Inc.                                                   900             52,632
MetLife, Inc.                                                                           1,700             65,195
                                                                                                      ----------
                                                                                                         274,376

Health Care 2.5%
Biotechnology 0.3%
Amgen, Inc.*                                                                            1,600             90,880
                                                                                                      ----------
Health Care Equipment & Supplies 0.5%
Biomet, Inc.                                                                            1,700             79,356
Guidant Corp.                                                                             900             59,958
                                                                                                      ----------
                                                                                                         139,314

Health Care Providers & Services 0.3%
Anthem, Inc.*                                                                             400             32,160
Caremark Rx, Inc.*                                                                      1,500             44,955
                                                                                                      ----------
                                                                                                          77,115

Pharmaceuticals 1.4%
Allergan, Inc.                                                                            700             50,092
Eli Lilly & Co.                                                                           700             38,437
Johnson & Johnson                                                                       2,326            135,792
Pfizer, Inc.                                                                            5,800            167,910
Wyeth                                                                                     900             35,685
                                                                                                      ----------
                                                                                                         427,916

Industrials 2.7%
Aerospace & Defense 0.7%
Honeywell International, Inc.                                                           2,700             90,936
United Technologies Corp.                                                               1,200            111,384
                                                                                                      ----------
                                                                                                         202,320

Industrial Conglomerates 1.4%
3M Co.                                                                                    900             69,813
General Electric Co.                                                                    7,300            249,076
Tyco International Ltd.                                                                 2,800             87,220
                                                                                                      ----------
                                                                                                         406,109

Machinery 0.6%
Deere & Co.                                                                             1,100             65,758
Parker-Hannifin Corp.                                                                   1,600            113,008
                                                                                                      ----------
                                                                                                         178,766

Information Technology 3.8%
Communications Equipment 0.6%
Cisco Systems, Inc.*                                                                    7,300            140,233
Motorola, Inc.                                                                          3,100             53,506
                                                                                                      ----------
                                                                                                         193,739

Computers & Peripherals 0.9%
Dell, Inc.*                                                                             2,000             70,120
EMC Corp.*                                                                              6,400             82,368
International Business Machines Corp.                                                   1,150            103,213
                                                                                                      ----------
                                                                                                         255,701

Internet Software & Services 0.2%
Yahoo!, Inc.*                                                                           1,400             50,666
                                                                                                      ----------
IT Consulting & Services 0.2%
Accenture Ltd. "A"*                                                                     2,200             53,262
                                                                                                      ----------
Semiconductors & Semiconductor Equipment 0.5%
Altera Corp.*                                                                           1,800             40,914
Analog Devices, Inc.                                                                    1,000             40,260
Texas Instruments, Inc.                                                                 2,800             68,460
                                                                                                      ----------
                                                                                                         149,634

Software 1.4%
Microsoft Corp.                                                                         8,400            235,116
Oracle Corp.*                                                                           7,300             92,418
Symantec Corp.*                                                                           900             51,246
VERITAS Software Corp.*                                                                 1,400             30,632
                                                                                                      ----------
                                                                                                         409,412

Materials 0.7%
Chemicals 0.4%
E.I. du Pont de Nemours & Co.                                                           1,100             47,157
Monsanto Co.                                                                            1,500             64,125
                                                                                                      ----------
                                                                                                         111,282

Metals & Mining 0.1%
Alcoa, Inc.                                                                             1,400             45,500
                                                                                                      ----------
Paper & Forest Products 0.2%
Georgia-Pacific Corp.                                                                   1,700             58,803
                                                                                                      ----------
Telecommunication Services 0.6%
Diversified Telecommunication Services
ALLTEL Corp.                                                                              900             49,437
Sprint Corp.                                                                            2,100             43,995
Verizon Communications, Inc.                                                            2,100             82,110
                                                                                                      ----------
                                                                                                         175,542

Utilities 0.8%
Electric Utilities
Entergy Corp.                                                                             900             58,824
Exelon Corp.                                                                            2,500             99,050
PG&E Corp.*                                                                             1,600             51,264
TXU Corp.                                                                                 600             36,732
                                                                                                      ----------
                                                                                                         245,870


Total Common Stocks (Cost $5,095,757)                                                                  5,969,762
                                                                                                      ----------
                                                                                    Principal
                                                                                    Amount ($)          Value ($)
                                                                                    ----------          ---------

US Government Backed 79.3%
US Treasury STRIPs Principal only, 2.988%**, 5/15/2008 (b)
(Cost $20,761,915)                                                                 25,823,000         23,248,395

                                                                                    Shares             Value ($)
                                                                                    ------             ---------

Securities Lending Collateral 30.6%
Daily Assets Fund Institutional 1.80% (c)(d)
(Cost $8,982,950)                                                                   8,982,950          8,982,950

Cash Equivalents 0.5%
Scudder Cash Management QP Trust 1.80% (a)
(Cost $141,976)                                                                       141,976            141,976
                                                                                                      ----------

                                                                                    % of
                                                                                    Net Assets          Value ($)
                                                                                    ----------          ---------

Total Investment Portfolio  (Cost $34,982,598)                                          130.7         38,343,083
Other Assets and Liabilities, Net                                                       -30.7         -9,010,273
                                                                                                      ----------
Net Assets                                                                              100.0         29,332,810
                                                                                                      ==========


For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*     Non-income producing security.

** Bond equivalent yield to maturity; not a coupon rate.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) All or a portion of these securities were on loan. The value of all securities loaned at October 31, 2004, amounted to $8,795,155, which is 30.0% of net assets.

(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Retirement Fund - Series VII


By:                                 /s/Julian Sluyters
                                    --------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               December 20, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Retirement Fund - Series VII

By:                                 /s/Julian Sluyters
                                    --------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               December 20, 2004



By:                                 /s/Paul Schubert
                                    --------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               December 20, 2004